CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions			12 Months Ended
	Jul. 26, 2019	Jan. 25, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 08, 2018	Jan. 03, 2018	Dec. 31, 2017
Issued and outstanding capital stock
Equity at beginning of period			$ (147.3)	$ 1,920.5
Issuance of common shares			153.3
Reduction of paid-up capital			(465.0)	(2,588.1)
Equity at end of period			121.5	(147.3)
Retained earnings			$ (839.1)	$ (1,406.2)			$ 1,829.3
Capital stock
Issued and outstanding capital stock
Number at beginning of period (in shares)			10,544,962	172,516,829
Equity at beginning of period			$ 1,320.5	$ 132.4
Corporate reorganization				$ 3,776.2
Corporate reorganization, cancellation of common shares due to merger (in shares)				(172,516,829)
Corporate reorganization, cancellation of common shares due to merger				$ (132.4)
Corporate reorganization, issuance of common shares (in shares)				10,544,962
Corporate reorganization, issuance of common shares				$ 3,908.6
Issuance of common shares (in shares)			166,203
Issuance of common shares			$ 153.3
Reduction of paid-up capital			$ (465.0)	$ (2,588.1)
Number at end of period (in shares)			10,711,165	10,544,962
Equity at end of period			$ 1,008.8	$ 1,320.5
Parent
Issued and outstanding capital stock
Issuance of common shares (in shares)	3,563	162,640
Issuance of common shares	$ 3.3	$ 150.0
Convertible promissory note						$ 3,908.6
Number of ordinary shares convertible (in shares)					3,908,570
Retained earnings			(3,776.2)
Parent | Capital stock
Issued and outstanding capital stock
Corporate reorganization			$ 3,776.2
Parent | Ordinary shares
Issued and outstanding capital stock
Number of ordinary shares convertible (in shares)						6,636,391